Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Anti-dilutive stock-based compensation awards that were excluded from the calculation of diluted earnings per share (in shares)									11,940	0	0
Earnings per share numerator:
Net income attributable to common shareholders before allocation of earnings to participating securities	$ 53,063	$ 64,715	$ 55,268	$ 66,547	$ 33,698	$ 71,361	$ 52,259	$ 49,589	$ 239,593	$ 206,907	$ 177,125
Earnings allocated to participating securities									(316)	0	0
Net income attributable to common shareholders after allocation of earnings to participating securities									$ 239,277	$ 206,907	$ 177,125
Earnings per share denominator:
Weighted-average number of shares of common stock outstanding (in shares)									13,405,000	13,707,000	14,619,000
Dilutive effect of unexercised stock options (in shares)									0	5,000	31,000
Total shares (in shares)									13,405,000	13,712,000	14,650,000
Basic earnings per share (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85	$ 15.10	$ 12.12
Diluted earnings per share (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85	$ 15.09	$ 12.09